OTHER REQUIRED DISCLOSURES (Statement of cash flows) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of additional information [Abstract]
Inventories		$ 510,972	$ (186,409)	$ (540,162)
Receivables and others		6,175	8,652	(108,257)
Trade receivables		161,454	(123,388)	(303,114)
Other liabilities		(95,131)	17,138	40,230
Trade payables		(10,786)	55,430	46,333
Increase (decrease) in working capital	[1]	572,684	(228,577)	(864,970)
Tax accrued (Note 11)		196,519	369,435	336,882
Taxes paid		(405,324)	(523,801)	(610,325)
Income tax accruals less payments, total		(208,805)	(154,366)	(273,443)
Interest accrued (Note 10 and 23)		104,855	131,172	114,583
Interest paid		(101,450)	(144,186)	(95,099)
Interest accruals less payments, total		$ 3,405	$ (13,014)	$ 19,484

[1]	The working capital is impacted by non-cash movement of $(6.3) million as of December 31, 2019 $(74.5) million and $(70.0) million as of December 31, 2018 and 2017, respectively) due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.